B7 Other current receivables	12 Months Ended
Dec. 31, 2024
Current assets [abstract]
B7 Other current receivables

Other current receivables

	2024	2023
Prepaid expenses	2,659	2,552
Advance payments to suppliers	47	128
Derivative assets 1)	185	1,851
Other taxes 2)	3,044	4,176
Other 3)	3,326	3,255
Total	9,261	11,962

1)	See also note F1 “Financial risk management.”
2)	Other taxes mainly includes VAT receivables.
3)	Includes items such as loans to associates, deferred sales commissions and deposits paid to third parties.